Trade Receivables - Summary of Changes in the Loss Allowance (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Balance as of January 1	€ 0
Balance as of December 31	330	€ 0
Trade receivables [member]
Disclosure of financial assets [line items]
Balance as of January 1	0	0
Additions	330	0
Utilization	0	0
Reversals	0	0
Net foreign exchange effects	0	0
Balance as of December 31	€ 330	€ 0